Shareholder Report, Average Annual Return (Details)	12 Months Ended	19 Months Ended	20 Months Ended	29 Months Ended	31 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000240058
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree 3-7 Year Treasury Digital Fund $10,832
C000240073
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree 500 Digital Fund $16,799
C000240067
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree 7-10 Year Treasury Digital Fund $10,409
C000240070
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Floating Rate Treasury Digital Fund $11,307
C000245468
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Government Money Market Digital Fund $10,809
C000240068
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Long-Term Treasury Digital Fund $8,986
C000240076
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Short-Duration Income Digital Fund $11,349
C000228751
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Short-Term Treasury Digital Fund $11,084
C000241818
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Siegel Global Equity Digital Fund $12,694
C000241816
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Siegel Longevity Digital Fund $12,143
C000241819
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Siegel Moderate Digital Fund $11,949
C000240075
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree Technology and Innovation 100 Digital Fund $21,856
C000240071
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WisdomTree TIPS Digital Fund $10,769
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%			2.90%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%			22.31%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%			2.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%			2.90%
ICE US 1-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE US 1-Month Treasury Bill Index
Average Annual Return, Percent	4.71%		4.99%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%			2.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%			2.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%				3.41%
MSCI AC World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index
Average Annual Return, Percent	16.17%	21.48%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	23.23%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%	23.23%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.16%			22.31%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%			2.90%
Solactive US 3-7 Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.78%			3.44%
WisdomTree 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.47%			23.65%
Solactive US 7-10 Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.29%			1.68%
Solactive US Treasury Floating Rate Note Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.86%			5.21%
Solactive US 20+ Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.41%			(4.37%)
Bloomberg U.S. Short Aggregate Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.50%			4.38%
Bloomberg U.S. Short Aggregate Enhanced Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%			4.85%
Solactive US 1-3 Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%				4.34%
MSCI ACWI Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.62%	17.79%
75% MSCI ACWI Value Index/25% Bloomberg U.S. Aggregate Bond Index Composite
Average Annual Return [Line Items]
Average Annual Return, Percent	13.21%	14.54%
60% MSCI ACWI Value Index/40% Bloomberg U.S. Aggregate Bond Index Composite
Average Annual Return [Line Items]
Average Annual Return, Percent	11.77%	12.61%
WisdomTree Technology and Innovation 100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.57%			37.69%
Solactive US Treasury Inflation-Linked Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.90%			3.52%